NORTHERN FUNDS

NORTHERN TRUST 2030 TAX-EXEMPT DISTRIBUTING LADDER ETF (MUNA)

NORTHERN TRUST 2035 TAX-EXEMPT DISTRIBUTING LADDER ETF (MUNB)

NORTHERN TRUST 2045 TAX-EXEMPT DISTRIBUTING LADDER ETF (MUNC)

NORTHERN TRUST 2055 TAX-EXEMPT DISTRIBUTING LADDER ETF (MUND)

NORTHERN TRUST 2030 INFLATION-LINKED DISTRIBUTING LADDER ETF (TIPA)

NORTHERN TRUST 2035 INFLATION-LINKED DISTRIBUTING LADDER ETF (TIPB)

NORTHERN TRUST 2045 INFLATION-LINKED DISTRIBUTING LADDER ETF (TIPC)

NORTHERN TRUST 2055 INFLATION-LINKED DISTRIBUTING LADDER ETF (TIPD)

(each a “Fund” and together, the “Funds”)

SUPPLEMENT DATED JULY 31, 2026 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS, EACH DATED MAY 1, 2026 (together, the “Prospectuses”)

Effective July 31, 2026, Michael Chico and David Alongi are no longer portfolio managers of the Northern Trust 2030 Tax-Exempt Distributing Ladder ETF, Northern Trust 2035 Tax-Exempt Distributing Ladder ETF, Northern Trust 2045 Tax-Exempt Distributing Ladder ETF, and Northern Trust 2055 Tax-Exempt Distributing Ladder ETF and all references to Mr. Chico and Mr. Alongi as portfolio managers of such Funds are hereby deleted. Also, effective July 31, 2026, Timothy Blair is no longer a portfolio manager of the Northern Trust 2030 Inflation-Linked Distributing Ladder ETF, Northern Trust 2035 Inflation-Linked Distributing Ladder ETF, Northern Trust 2045 Inflation-Linked Distributing Ladder ETF, and Northern Trust 2055 Inflation-Linked Distributing Ladder ETF and all references to Mr. Blair as portfolio manager of such Funds are hereby deleted. Additionally, effective July 31, 2026, the Prospectuses are amended as follows:

1.

The paragraph under the section entitled “Fund Summaries – Northern Trust 2030 Tax-Exempt Distributing Ladder ETF – Management” on page 7 of the Prospectus and the corresponding section of the Fund’s Summary Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day-to-day management of the Fund’s portfolio. Timothy Blair, CFA, a Senior Vice President of NTI, Melissa Dehnert Smith, Jennifer Greca, CFP®, and Brian Sipich, CFA, each a Vice President of NTI, have served as Portfolio Managers of the Fund since inception, July 2026, July 2026, and July 2026, respectively.

2.

The paragraph under the section entitled “Fund Summaries – Northern Trust 2035 Tax-Exempt Distributing Ladder ETF – Management” on page 13 of the Prospectus and the corresponding section of the Fund’s Summary Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day-to-day management of the Fund’s portfolio. Timothy Blair, CFA, a Senior Vice President of NTI, Melissa Dehnert Smith, Jennifer Greca, CFP®, and Brian Sipich, CFA, each a Vice President of NTI, have served as Portfolio Managers of the Fund since inception, July 2026, July 2026, and July 2026, respectively.

3.

The paragraph under the section entitled “Fund Summaries – Northern Trust 2045 Tax-Exempt Distributing Ladder ETF – Management” on page 19 of the Prospectus and the corresponding section of the Fund’s Summary Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day-to-day management of the Fund’s portfolio. Timothy Blair, CFA, a Senior Vice President of NTI, and Melissa Dehnert Smith, Jennifer Greca, CFP®, and Brian Sipich, CFA, each a Vice President of NTI, have served as Portfolio Managers of the Fund since inception, July 2026, July 2026, and July 2026, respectively.

4.

The paragraph under the section entitled “Fund Summaries – Northern Trust 2055 Tax-Exempt Distributing Ladder ETF – Management” on page 25 of the Prospectus and the corresponding section of the Fund’s Summary Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day-to-day management of the Fund’s portfolio. Timothy Blair, CFA, a Senior Vice President of NTI, Melissa Dehnert Smith, Jennifer Greca, CFP®, and Brian Sipich, CFA, each a Vice President of NTI, have served as Portfolio Managers of the Fund since inception, July 2026, July 2026, and July 2026, respectively.

5.	The following is added under the section entitled “Fund Management” beginning on page 49 of the Prospectus:

Melissa Dehnert Smith is a Vice President of NTI and a Portfolio Manager on the Global Fixed Income team. Ms. Smith joined NTI in 2005 and is responsible for managing laddered municipal bond strategies and municipal ETFs and supports customized fixed income solutions across municipal, Treasury, corporate, and mortgage-backed securities.

Jennifer Greca, CFP®, Vice President of NTI, joined NTI in 2007 and serves as a Fixed Income Portfolio Manager. Ms. Greca is a CFP® certificant.

Brian Sipich, CFA, is a Vice President of NTI. Mr. Sipich joined NTI in 2024 and is a Municipal Bond Senior Portfolio Manager on the Global Fixed Income team. Prior to joining NTI, Mr. Sipich was a senior fixed income portfolio manager at the Bank of Montreal from 2015-2023.

Please retain this Supplement for future reference.

NORTHERN FUNDS

NORTHERN TRUST 2030 TAX-EXEMPT DISTRIBUTING LADDER ETF (MUNA)

NORTHERN TRUST 2035 TAX-EXEMPT DISTRIBUTING LADDER ETF (MUNB)

NORTHERN TRUST 2045 TAX-EXEMPT DISTRIBUTING LADDER ETF (MUNC)

NORTHERN TRUST 2055 TAX-EXEMPT DISTRIBUTING LADDER ETF (MUND)

NORTHERN TRUST 2030 INFLATION-LINKED DISTRIBUTING LADDER ETF (TIPA)

NORTHERN TRUST 2035 INFLATION-LINKED DISTRIBUTING LADDER ETF (TIPB)

NORTHERN TRUST 2045 INFLATION-LINKED DISTRIBUTING LADDER ETF (TIPC)

NORTHERN TRUST 2055 INFLATION-LINKED DISTRIBUTING LADDER ETF (TIPD)

(each a “Fund” and together, the “Funds”)

SUPPLEMENT DATED JULY 31, 2026 TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MAY 1, 2026

Effective July 31, 2026, Michael Chico and David Alongi are no longer portfolio managers of the Northern Trust 2030 Tax-Exempt Distributing Ladder ETF, Northern Trust 2035 Tax-Exempt Distributing Ladder ETF, Northern Trust 2045 Tax-Exempt Distributing Ladder ETF, and Northern Trust 2055 Tax-Exempt Distributing Ladder ETF and all references to Mr. Chico and Mr. Alongi as portfolio managers of such Funds are hereby deleted. Also effective July 31, 2026, Timothy Blair is no longer a portfolio manager of the Northern Trust 2030 Inflation-Linked Distributing Ladder ETF, Northern Trust 2035 Inflation-Linked Distributing Ladder ETF, Northern Trust 2045 Inflation-Linked Distributing Ladder ETF, Northern Trust 2055 Inflation-Linked Distributing Ladder ETF and all references to Mr. Blair as portfolio manager of such Funds are hereby deleted. Accordingly, effective July 31, 2026, the SAI is amended as follows:

1.

The disclosure as to the portfolio managers of the Funds in the table under the section entitled “ADDITIONAL TRUST INFORMATION – PORTFOLIO MANAGERS” on page 53 of the SAI is replaced with the following:

Fund	Portfolio Manager(s)
Northern Trust 2030 Tax-Exempt Distributing Ladder ETF	Timothy Blair, Melissa Dehnert Smith*, Jennifer Greca* and Brian Sipich*
Northern Trust 2035 Tax-Exempt Distributing Ladder ETF	Timothy Blair, Melissa Dehnert Smith*, Jennifer Greca* and Brian Sipich*
Northern Trust 2045 Tax-Exempt Distributing Ladder ETF	Timothy Blair, Melissa Dehnert Smith*, Jennifer Greca* and Brian Sipich*
Northern Trust 2055 Tax-Exempt Distributing Ladder ETF	Timothy Blair, Melissa Dehnert Smith*, Jennifer Greca* and Brian Sipich*
Northern Trust 2030 Inflation-Linked Distributing Ladder ETF	David M. Alongi and Michael R. Chico
Northern Trust 2035 Inflation-Linked Distributing Ladder ETF	David M. Alongi and Michael R. Chico
Northern Trust 2045 Inflation-Linked Distributing Ladder ETF	David M. Alongi and Michael R. Chico
Northern Trust 2055 Inflation-Linked Distributing Ladder ETF	David M. Alongi and Michael R. Chico

* Became a Portfolio Manager effective July 31, 2026

2.

The following information, with respect to Melissa Dehnert Smith, Jennifer Greca, and Brian Sipich, is added under the section “ADDITIONAL TRUST INFORMATION – PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 53 of the SAI:

The table below discloses accounts within each type of category listed below for which Melissa Dehnert Smith* was jointly and primarily responsible for day-to-day portfolio management as of June 30, 2026.

Type of Accounts	Total # of Accounts Managed	Total Assets (in millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	2,356	$6,473	0	$0

* Effective July 31, 2026, Melissa Dehnert Smith became a Portfolio Manager of the Northern Trust Tax-Exempt Bond ETF, Northern Trust Intermediate Tax-Exempt Bond ETF, Northern Trust Short-Term Tax-Exempt Bond ETF, Northern Trust 2030 Tax-Exempt Distributing Ladder ETF, Northern Trust 2035 Tax-Exempt Distributing Ladder ETF, Northern Trust 2045 Tax-Exempt Distributing Ladder ETF, and Northern Trust 2055 Tax-Exempt Distributing Ladder ETF.

The table below discloses accounts within each type of category listed below for which Jennifer Greca** was jointly and primarily responsible for day-to-day portfolio management as of June 30, 2026.

Type of Accounts	Total # of Accounts Managed	Total Assets (in millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	52	$3,900	0	$0

** Effective July 31, 2026, Jennifer Greca became a Portfolio Manager of the Northern Trust 2030 Tax-Exempt Distributing Ladder ETF, Northern Trust 2035 Tax-Exempt Distributing Ladder ETF, Northern Trust 2045 Tax-Exempt Distributing Ladder ETF, Northern Trust 2055 Tax-Exempt Distributing Ladder ETF, and the Tax-Advantaged Ultra-Short Fixed Income Fund.

The table below discloses accounts within each type of category listed below for which Brian Sipich*** was jointly and primarily responsible for day-to-day portfolio management as of June 30, 2026.

Type of Accounts	Total # of Accounts Managed	Total Assets (in millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
Northern Funds:	6	$2,704.7	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

*** Effective July 31, 2026, Brian Sipich became a Portfolio Manager of the Northern Trust Tax-Exempt Bond ETF, Northern Trust Intermediate Tax-Exempt Bond ETF, Northern Trust Short-Term Tax-Exempt Bond ETF, Northern Trust 2030 Tax-Exempt Distributing Ladder ETF, Northern Trust 2035 Tax-Exempt Distributing Ladder ETF, Northern Trust 2045 Tax-Exempt Distributing Ladder ETF, and Northern Trust 2055 Tax-Exempt Distributing Ladder ETF.

3.

The following information, as of June 30, 2026, is added in the table under the section entitled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS - Disclosure of Securities Ownership” on page 57 of the SAI:

As of June 30, 2026, Melissa Dehnert Smith, Jennifer Greca, and Brian Sipich did not own any shares of the Funds which they manage.

Please retain this Supplement for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds

NORTHERN FUNDS

NORTHERN TRUST TAX-EXEMPT BOND ETF (TAXT)

NORTHERN TRUST INTERMEDIATE TAX-EXEMPT BOND ETF (TAXI)

NORTHERN TRUST SHORT-TERM TAX-EXEMPT BOND ETF (TAXS)

(each a “Fund” and together, the “Funds”)

SUPPLEMENT DATED JULY 31, 2026 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS, EACH DATED MAY 1, 2026 (together, the “Prospectuses”)

Effective July 31, 2026, Michael Chico and David Alongi are no longer portfolio managers of the Funds. Effective July 31, 2026, all references to Mr. Chico and Mr. Alongi as portfolio managers of the Funds in the Prospectuses are hereby deleted, and the Prospectuses are amended as follows:

1.

The paragraph under the section entitled “Fund Summaries – Northern Trust Tax-Exempt Bond ETF – Management” on page 7 of the Prospectus and the corresponding section of the Fund’s Summary Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day-to-day management of the Fund’s portfolio. Timothy Blair, CFA, a Senior Vice President of NTI, Melissa Dehnert Smith and Brian Sipich, CFA, each a Vice President of NTI, have served as Portfolio Managers of the Fund since inception, July 2026, and July 2026, respectively.

2.

The paragraph under the section entitled “Fund Summaries – Northern Trust Intermediate Tax-Exempt Bond ETF – Management” on page 14 of the Prospectus and the corresponding section of the Fund’s Summary Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day-to-day management of the Fund’s portfolio. Timothy Blair, CFA, a Senior Vice President of NTI, Melissa Dehnert Smith and Brian Sipich, CFA, each a Vice President of NTI, have served as Portfolio Managers of the Fund since inception, July 2026, and July 2026, respectively.

3.

The paragraph under the section entitled “Fund Summaries – Northern Trust Short-Term Tax-Exempt Bond ETF – Management” on page 20 of the Prospectus and the corresponding section of the Fund’s Summary Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day-to-day management of the Fund’s portfolio. Timothy Blair, CFA, a Senior Vice President of NTI, Melissa Dehnert Smith and Brian Sipich, CFA, each a Vice President of NTI, have served as Portfolio Managers of the Fund since inception, July 2026, and July 2026, respectively.

4.	The following is added under the section entitled “Fund Management” beginning on page 23 of the Prospectus:

Melissa Dehnert Smith is a Vice President of NTI and a Portfolio Manager on the Global Fixed Income team. Ms. Smith joined NTI in 2005 and is responsible for managing laddered municipal bond strategies and municipal ETFs and supports customized fixed income solutions across municipal, Treasury, corporate, and mortgage-backed securities.

Brian Sipich, CFA, is a Vice President of NTI. Mr. Sipich joined NTI in 2024 and is a Municipal Bond Senior Portfolio Manager on the Global Fixed Income team. Prior to joining NTI, Mr. Sipich was a senior fixed income portfolio manager at the Bank of Montreal from 2015-2023.

Please retain this Supplement for future reference.

NORTHERN FUNDS

NORTHERN TRUST TAX-EXEMPT BOND ETF (TAXT)

NORTHERN TRUST INTERMEDIATE TAX-EXEMPT BOND ETF (TAXI)

NORTHERN TRUST SHORT-TERM TAX-EXEMPT BOND ETF (TAXS)

(each a “Fund” and together, the “Funds”)

SUPPLEMENT DATED JULY 31, 2026 TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MAY 1, 2026

Effective July 31, 2026, Michael Chico and David Alongi are no longer portfolio managers of the Funds. Effective July 31, 2026, all references to Mr. Chico and Mr. Alongi as portfolio managers of the Funds in the SAI are hereby deleted, and the SAI is amended as follows:

1.

The disclosure as to the portfolio managers of the Funds in the table under the section entitled “ADDITIONAL TRUST INFORMATION – PORTFOLIO MANAGERS” on page 54 of the SAI is replaced with the following:

Fund	Portfolio Manager(s)
Northern Trust Tax-Exempt Bond ETF	Timothy Blair, Melissa Dehnert Smith* and Brian Sipich*
Northern Trust Intermediate Tax-Exempt Bond ETF	Timothy Blair, Melissa Dehnert Smith* and Brian Sipich*

Northern Trust Short-Term Tax-Exempt Bond ETF	Timothy Blair, Melissa Dehnert Smith* and Brian Sipich*

* Became a Portfolio Manager effective July 31, 2026

2.

The following information, with respect to Melissa Dehnert Smith, and Brian Sipich, is added under the section “ADDITIONAL TRUST INFORMATION – PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 54 of the SAI:

The table below discloses accounts within each type of category listed below for which Melissa Dehnert Smith* was jointly and primarily responsible for day-to-day portfolio management as of June 30, 2026.

Type of Accounts	Total # of Accounts Managed	Total Assets (in millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	2,356	$6,473	0	$0

* Effective July 31, 2026, Melissa Dehnert Smith became a Portfolio Manager of the Northern Trust Tax-Exempt Bond ETF, Northern Trust Intermediate Tax-Exempt Bond ETF, Northern Trust Short-Term Tax-Exempt Bond ETF, Northern Trust 2030 Tax-Exempt Distributing Ladder ETF, Northern Trust 2035 Tax-Exempt Distributing Ladder ETF, Northern Trust 2045 Tax-Exempt Distributing Ladder ETF, and Northern Trust 2055 Tax-Exempt Distributing Ladder ETF.

The table below discloses accounts within each type of category listed below for which Brian Sipich** was jointly and primarily responsible for day-to-day portfolio management as of June 30, 2026.

Type of Accounts	Total # of Accounts Managed	Total Assets (in millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
Northern Funds:	6	$2,704.7	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

** Effective July 31, 2026, Brian Sipich became a Portfolio Manager of the Northern Trust Tax-Exempt Bond ETF, Northern Trust Intermediate Tax-Exempt Bond ETF, Northern Trust Short-Term Tax-Exempt Bond ETF, Northern Trust 2030 Tax-Exempt Distributing Ladder ETF, Northern Trust 2035 Tax-Exempt Distributing Ladder ETF, Northern Trust 2045 Tax-Exempt Distributing Ladder ETF, and Northern Trust 2055 Tax-Exempt Distributing Ladder ETF.

3.

The following information, as of June 30, 2026, is added in the table under the section entitled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS – Disclosure of Securities Ownership” on page 57 of the SAI:

As of June 30, 2026, Melissa Dehnert Smith and Brian Sipich did not own any shares of the Funds which they manage.

Please retain this Supplement for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds